Derivative instruments and hedging activities (Tables)	12 Months Ended
Mar. 31, 2012
Estimated Fair Values of Outstanding Derivative Instruments

The estimated fair values of Sony’s outstanding derivative instruments are summarized as follows:

Derivatives designated as hedging instruments	Yen in millions
	Balance sheet location	Fair value		Balance sheet location	Fair value
		March 31			March 31
	Asset derivatives	2011	2012	Liability derivatives	2011	2012
Interest rate contracts	Prepaid expenses and other current assets	416	151	Current liabilities other	9,026	14,017
Interest rate contracts		—	—	Liabilities other	1,663	1,184
Foreign exchange contracts	Prepaid expenses and other current assets	—	7,558	Current liabilities other	67	15

		416	7,709		10,756	15,216

Derivatives not designated as hedging instruments	Yen in millions
	Balance sheet location	Fair value		Balance sheet location	Fair value
		March 31			March 31
	Asset derivatives	2011	2012	Liability derivatives	2011	2012
Interest rate contracts	Prepaid expenses and other current assets	314	5	Current liabilities other	3,630	4,390
Interest rate contracts		—	—	Liabilities other	—	—
Foreign exchange contracts	Prepaid expenses and other current assets	14,353	10,798	Current liabilities other	19,361	21,612
Foreign exchange contracts	Assets other	9	5		—	—
Credit contracts	Prepaid expenses and other current assets	18	1	Current liabilities other	12	—

		14,694	10,809		23,003	26,002

Total derivatives		15,110	18,518		33,759	41,218

Effects of Derivative Instruments on Consolidated Statements of Income

Presented below are the effects of derivative instruments on the consolidated statements of income for the fiscal years ended March 31, 2010, 2011 and 2012 (yen in millions).

Derivatives under fair value hedging relationships	Location of gain or (loss) recognized in income on derivative	Amount of gain or (loss) recognized in income on derivative
		Fiscal year ended March 31
		2010	2011	2012
Interest rate contracts	Financial services revenue	(3,475)	588	(2,998)
Foreign exchange contracts	Foreign exchange gain or (loss), net	97	(18)	(49)

Total		(3,378)	570	(3,047)

Derivatives under cash flow hedging relationships	Yen in millions
	Fiscal year ended March 31, 2011
	Amount of gain or (loss) recognized in OCI on derivative	Gain or (loss) reclassified from accumulated OCI into income (effective portion)		Gain or (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Interest rate contracts	(108)	Interest expense	329	Interest expense	—

Total	(108)	Total	329	Total	—

Derivatives under cash flow hedging relationships	Yen in millions
	Fiscal year ended March 31, 2012
	Amount of gain or (loss) recognized in OCI on derivative	Gain or (loss) reclassified from accumulated OCI into income (effective portion)		Gain or (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Interest rate contracts	171	Interest expense	308	Interest expense	—

Total	171	Total	308	Total	—

At March 31, 2012, amounts related to derivatives qualifying as cash flow hedges amounted to a net reduction of equity of 1,050 million yen.

Derivatives not designated as hedging instruments	Location of gain or (loss) recognized in income on derivative	Amount of gain or (loss) recognized in income on derivative (Yen in millions)
		Fiscal year ended March 31
		2010	2011	2012
Interest rate contracts	Financial services revenue	(884)	(3,332)	(3,303)
Interest rate contracts	Financial services expenses	32	32	—
Foreign exchange contracts	Financial services revenue	1,468	(1,294)	(79)
Foreign exchange contracts	Foreign exchange gain or (loss), net	(8,779)	8,311	4,324
Equity contracts	Financial services revenue	83	—	—
Bond contracts	Financial services revenue	68	44	—
Credit contracts	Financial services revenue	(518)	(101)	(25)

Total		(8,530)	3,660	917

Summary of Derivatives Additional Information Including Notional Amounts

The following table summarizes additional information, including notional amounts, for each type of derivative:

	Yen in millions
	March 31, 2011		March 31, 2012
	Notional amount	Fair value	Notional amount	Fair value
Foreign exchange contracts:
Foreign exchange forward contracts	1,364,147	(8,825)	1,227,889	(7,305)
Currency option contracts purchased	5,822	19	9,878	91
Currency option contracts written	423	(9)	152	(1)
Currency swap agreements	117,028	2,015	519,041	2,206
Other currency contracts	46,201	1,734	48,347	1,743
Interest rate contracts:
Interest rate swap agreements	448,353	(13,589)	451,416	(19,435)
Credit contracts:
Credit default swap agreements	4,841	6	1,367	1